State Street SPDR SP Emerging Markets Small Cap ETF Investment Objectives and Goals - State Street SPDR SP Emerging Markets Small Cap ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P® Emerging Markets Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries.